REVENUE - Revenue Disaggregation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 11,429	$ 8,459
Operational finance lease income	29	19
Lease and other revenue	153	149
Revenue	11,611	8,627
Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,199	1,990
Operational finance lease income	26	17
Lease and other revenue	117	116
Revenue	2,342	2,123
Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	759	892
Operational finance lease income	3	2
Lease and other revenue	36	33
Revenue	798	927
Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,471	5,577
Operational finance lease income	0	0
Lease and other revenue	0	0
Revenue	8,471	5,577
Take-or-Pay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,363	2,396
Take-or-Pay | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,741	1,642
Take-or-Pay | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	622	754
Take-or-Pay | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Fee-for-Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	595	486
Fee-for-Service | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	458	348
Fee-for-Service | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	137	138
Fee-for-Service | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,471	5,577
Product Sales | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product Sales | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product Sales | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 8,471	$ 5,577